Earning Per Share - Computation of Basic EPS and Diluted EPS (Parenthetical) (Detail) (Restricted Stock Units [Member]) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Restricted Stock Units [Member]
Computation Of Basic And Diluted Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0.5